EQUITY METHOD INVESTMENT, NET, Summary (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2024 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Equity Method Investments [Abstract]
Loss from equity method investment			$ (31,603)	$ (578,256)	$ 0
Carrying amount			0	$ 189,932
WSI [Member]
Equity Method Investments [Abstract]
Ownership percentage	55.00%				55.00%
Minimum voting rights percentage					66.67%
Carrying amount	$ 190,000
Equity interest consideration	$ 900,000	$ 7,000,000
Allowance on expected credit losses on receivable			$ 150,000
Other Shareholder [Member]
Equity Method Investments [Abstract]
Ownership percentage					45.00%